RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
6.	RELATED PARTY TRANSACTIONS
Nordic American Offshore Ltd.:

As compensation for its services and coordinating NAO's private equity placement in 2013, NAT received 833,333 warrants with an exercise price of $15.00 per common share. The warrants became exercisable in 20% increments at each 10% increase in the volume weighted average price, or VWAP, of our common shares between increases of 25% and 65%. The VWAP must be above exercise level for a minimum of 10 business days, with a minimum trading volume of $2 million above exercise levels. Two of the 20% increments became exercisable in 2014; however, the warrants were "out of the money" and not exercised.  The warrants expired on December 31, 2015.

On June 12, 2014, NAO was listed on the New York Stock Exchange.  As compensation for coordinating this transaction, NAT received a success fee of $1.5 million, which is included in Fees for provided services for the year ended December 31, 2014.

In December 2013, Scandic entered into a management agreement with NAO for the provision of administrative services as requested by NAO management.  For services under the management agreement, Scandic receives a management fee of $150,000 per annum, and is reimbursed for cost incurred in connection with its services.  Scandic also receives reimbursement for a portion of the operational costs such as salary and office rent, among others, incurred by Scandic, which is attributable to NAO.  For the year ended December 31, 2015, 2014 and 2013, the Company recognized an aggregate of $2.1 million, $2.2 million and $0.3 million, respectively, for such costs incurred which was included in General and Administrative Expenses.

Board Member and Employees:
Mr. Jan Erik Langangen, Board Member and advisor of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $0.1 million in costs in each of the years ended December 31, 2015, 2014 and 2013, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in General and Administrative Expenses within the Statements of Operations. There was $0 million included within Accounts Payable at December 31, 2015 and 2014, respectively.

In 2014 NAT entered into an agreement with an immediate family member of the Chairman, for the use of an asset owned by him for corporate and marketing activities.  NAT pays a fixed annual fee for this agreement and fees associated with the actual use. The cost of this arrangement for the year ended December 31, 2015 and 2014 was $0.1 million, which are included in General and Administrative Expenses.  No amounts were due to the related party as of December 31, 2015 and 2014.